7. Trade Accounts Receivables	12 Months Ended
Dec. 31, 2017
Trade and other receivables [abstract]
Trade Accounts Receivables
	Balances	Overdue	Overdue for	Total	Total
	falling due	up to 90 days	more than 90 days	12.31.2017	12.31.2016
Customers
Residential	308,315	190,376	14,126	512,817	447,345
Industrial	314,817	37,788	76,722	429,327	313,963
Commercial	257,733	56,316	26,533	340,582	267,647
Rural	55,626	19,965	4,940	80,531	68,611
Public Entities	40,358	9,476	5,992	55,826	64,581
Public lighting	37,590	81	13	37,684	28,991
Public service	37,667	1,279	834	39,780	34,391
Unbilled	410,086	-	-	410,086	377,498
Energy installments plan (7.1)	143,720	13,722	32,819	190,261	193,426
Low income subsidy - Eletrobras	14,435	-	-	14,435	12,128
Other receivables	74,762	16,442	66,407	157,611	159,051
	1,695,109	345,445	228,386	2,268,940	1,967,632
Concessionaires and Permission holder
Energy supplies
Energy purchase agreements in the regulated market - CCEAR	69,413	694	6,406	76,513	116,516
Bilateral contracts	184,793	3,027	7,690	195,510	102,570
CCEE (7.2)	260,981	-	181,560	442,541	354,662
Unbilled	31,671	-	-	31,671	28,873
Quota system and Reimbursement to generators	10,020	49	1,282	11,351	17,415
	556,878	3,770	196,938	757,586	620,036
Charges from using transmission grid	151,204	3,120	7,696	162,020	104,831
Telecommunications	31,069	12,344	22,356	65,769	81,374
Gas distribution	37,195	2,037	10,605	49,837	69,934
Allowance for doubtful accounts (7.3)	(2,984)	(2,945)	(303,901)	(309,830)	(355,666)
	2,468,471	363,771	162,080	2,994,322	2,488,141
Current				2,733,240	2,217,355
Noncurrent				261,082	270,786

7.1      Energy installments plan

The trade accounts receivable renegotiated are discounted to present value, at December 31, 2017, taking into consideration the future value, the maturity dates, the dates of settlement and the discount rate ranging from 0.09% to 3.39% p.m.

7.2      Electricity Trading Chamber - CCEE

Of the balance presented, the main amount of R$230,902 is related to Copel GeT and R$142,872 to Copel DIS.

Of the balance of Copel GeT, R$49,342 were received up to the date of this publication. The remaining balance of R$181,560 derives from sale of energy to be reprocessed by CCEE for the period from January to May 2015, as a result of the request for exemption from responsibility of complying with trading contracts of Colíder Hydroelectric Power Plant for delivery of energy (Note 19.6), of which the contested portion there is a register of estimated losses for doubtful accounts of R$119,665. On March 14, 2017, ANEEL denied the Company's request for reconsideration of ANEEL Order No. 1,580/2016, which had maintained unaltered the implementation schedules and the energy supply schedules related to the plant. Considering that the plant's start-up schedule was impacted by acts of public authorities and unforeseeable or force majeure events occurred during the implementation of the project, the Company referred the matter to the court, succeeding in the total deferral of the request for the prepayment of guardianship in the ordinary share, with the preliminary effect in the reprocessing of the liquidation by the CCEE disclosed at the beginning of May 2018, referring to the jurisdiction in March 2018.

The balance of Copel DIS was fully received.

7.3      Allowance for doubtful accounts

Estimated losses on doubtful accounts, or Current expected credit loss – CECL (PECLD in Portuguese), are recognized in an amount considered sufficient by management to cover losses on accounts receivable from consumers and receivables, the recovery of which is considered improbable.

The consumers’ CECL is set up in view of the parameters recommended by ANEEL, based on the expected receivables from major debtors, on the analysis of large debts under receivership/bankruptcy, on receivables from household consumers overdue for more than 90 days, from business consumers overdue  for more than 180 days, and from industrial, rural, public power, public lighting and public service consumers overdue for more than 360 days, in addition to the experience regarding the history of actual losses.

	Balance as of		Reversal	Balance as of	Additions /	Reversal	Balance as of
	January 1, 2016	Additions	of write offs	December 31, 2016	(reversals)	of write offs	December 31, 2017
Customers
Residential	104,167	69,041	(106,706)	66,502	36,177	(80,147)	22,532
Industrial	42,176	45,552	(21,165)	66,563	26,265	(14,049)	78,779
Commercial	48,385	49,664	(30,974)	67,075	18,101	(25,901)	59,275
Rural	1,827	4,106	(2,803)	3,130	2,997	(3,396)	2,731
Public Entities	10,651	2,424	(94)	12,981	(3,833)	(4,313)	4,835
Public lighting	81	23	-	104	205	(269)	40
Public service	607	504	-	1,111	(653)	(439)	19
	207,894	171,314	(161,742)	217,466	79,259	(128,514)	168,211
Concessionaires and permission holder
CCEE (7.2)	119,665	-	-	119,665	-	-	119,665
concessionaires and permission holder	10,141	3,266	(330)	13,077	1,287	(175)	14,189
	129,806	3,266	(330)	132,742	1,287	(175)	133,854
Telecommunications	191	2,598	(2,255)	534	8,309	(7,332)	1,511
Gas distribution	1,795	3,209	(80)	4,924	1,433	(103)	6,254
	339,686	180,387	(164,407)	355,666	90,288	(136,124)	309,830